Non-Controlling Interests - Additional Information (Detail)		12 Months Ended
	May 24, 2019	Dec. 31, 2019	Dec. 31, 2018
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of noncontrolling interests [line items]
Fixed non-cumulative annual dividend payable percentage	6.222%	6.222%	6.222%
Fixed non-cumulative quarterly dividend payable percentage	1.13%
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of noncontrolling interests [line items]
Reserve Capital Instruments bear interest rate reset period		5 years
Reserve Capital Instruments benchmark gilt rate period		5 years